Segment Information (Reportable Segments) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information, For the year ended December 31
Total operating revenues	$ 7,588.0	$ 5,765.0
OM&G	1,596.0	1,368.0
Provincial, state and municipal taxes	367.0	330.0
Depreciation and amortization	952.0	902.0
Income (loss) from equity investments and subsidiaries	129.0	143.0
Other income (expenses), net	145.0	93.0
Interest expense, net	709.0	611.0
Impairment charges	73.0	0.0
Income tax expense	185.0	(6.0)
Non-controlling interest in subsidiaries	1.0	1.0
Preferred stock dividends	63.0	50.0
Net income attributable to common shareholders	945.1	510.5
Capital expenditures	2,575.0	2,328.0
Segment Reporting Information, As at December 31
Total assets	39,742.0	34,244.0
Investments subject to significant influence	1,418.0	1,382.0
Goodwill	6,012.0	5,696.0	$ 5,720.0
Regulated | Electric Revenue
Segment Reporting Information, For the year ended December 31
Total operating revenues	5,473.0	4,665.0
Fuel for generation and purchased power	2,171.0	1,763.0
Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Total operating revenues	1,681.0	1,261.0
Fuel for generation and purchased power	800.0	472.0
Florida Electric Utility
Segment Reporting Information, For the year ended December 31
Total operating revenues	3,287.0	2,724.0
Canadian Electric Utilities
Segment Reporting Information, For the year ended December 31
Total operating revenues	1,675.0	1,501.0
Gas Utilities and Infrastructure
Segment Reporting Information, For the year ended December 31
Total operating revenues	1,704.0	1,280.0
Other Electric Utilities
Segment Reporting Information, For the year ended December 31
Total operating revenues	518.0	445.0
Other
Segment Reporting Information, For the year ended December 31
Total operating revenues	440.0	(157.0)
Operating
Segment Reporting Information, For the year ended December 31
Total operating revenues	7,588.0	5,765.0
Operating | Florida Electric Utility
Segment Reporting Information, For the year ended December 31
Total operating revenues	3,280.0	2,718.0
OM&G	625.0	536.0
Provincial, state and municipal taxes	235.0	212.0
Depreciation and amortization	507.0	469.0
Income (loss) from equity investments and subsidiaries	0.0	0.0
Other income (expenses), net	68.0	59.0
Interest expense, net	185.0	138.0
Impairment charges	0.0
Income tax expense	121.0	72.0
Non-controlling interest in subsidiaries	0.0	0.0
Preferred stock dividends	0.0	0.0
Net income attributable to common shareholders	596.0	462.0
Capital expenditures	1,425.0	1,331.0
Segment Reporting Information, As at December 31
Total assets	21,053.0	17,903.0
Investments subject to significant influence	0.0	0.0
Goodwill	4,739.0	4,436.0
Operating | Florida Electric Utility | Regulated | Electric Revenue
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	1,086.0	894.0
Operating | Florida Electric Utility | Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0	0.0
Operating | Canadian Electric Utilities
Segment Reporting Information, For the year ended December 31
Total operating revenues	1,675.0	1,501.0
OM&G	338.0	291.0
Provincial, state and municipal taxes	43.0	43.0
Depreciation and amortization	259.0	246.0
Income (loss) from equity investments and subsidiaries	87.0	103.0
Other income (expenses), net	24.0	12.0
Interest expense, net	136.0	132.0
Impairment charges	0.0
Income tax expense	(8.0)	9.0
Non-controlling interest in subsidiaries	0.0	0.0
Preferred stock dividends	0.0	0.0
Net income attributable to common shareholders	215.0	241.0
Capital expenditures	507.0	366.0
Segment Reporting Information, As at December 31
Total assets	8,223.0	7,418.0
Investments subject to significant influence	1,241.0	1,215.0
Goodwill	0.0	0.0
Operating | Canadian Electric Utilities | Regulated | Electric Revenue
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	803.0	654.0
Operating | Canadian Electric Utilities | Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0	0.0
Operating | Gas Utilities and Infrastructure
Segment Reporting Information, For the year ended December 31
Total operating revenues	1,697.0	1,276.0
OM&G	365.0	325.0
Provincial, state and municipal taxes	83.0	69.0
Depreciation and amortization	118.0	121.0
Income (loss) from equity investments and subsidiaries	21.0	20.0
Other income (expenses), net	13.0	11.0
Interest expense, net	81.0	64.0
Impairment charges	0.0
Income tax expense	70.0	62.0
Non-controlling interest in subsidiaries	0.0	0.0
Preferred stock dividends	0.0	0.0
Net income attributable to common shareholders	221.0	198.0
Capital expenditures	574.0	515.0
Segment Reporting Information, As at December 31
Total assets	7,737.0	6,666.0
Investments subject to significant influence	128.0	123.0
Goodwill	1,270.0	1,189.0
Operating | Gas Utilities and Infrastructure | Regulated | Electric Revenue
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0	0.0
Operating | Gas Utilities and Infrastructure | Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	800.0	472.0
Operating | Other Electric Utilities
Segment Reporting Information, For the year ended December 31
Total operating revenues	518.0	445.0
OM&G	123.0	140.0
Provincial, state and municipal taxes	3.0	4.0
Depreciation and amortization	61.0	58.0
Income (loss) from equity investments and subsidiaries	4.0	4.0
Other income (expenses), net	0.0	15.0
Interest expense, net	19.0	21.0
Impairment charges	73.0
Income tax expense	0.0	1.0
Non-controlling interest in subsidiaries	1.0	1.0
Preferred stock dividends	0.0	0.0
Net income attributable to common shareholders	(48.0)	21.0
Capital expenditures	63.0	111.0
Segment Reporting Information, As at December 31
Total assets	1,337.0	1,402.0
Investments subject to significant influence	49.0	44.0
Goodwill	0.0	68.0
Operating | Other Electric Utilities | Regulated | Electric Revenue
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	290.0	218.0
Operating | Other Electric Utilities | Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0	0.0
Operating | Other
Segment Reporting Information, For the year ended December 31
Total operating revenues	418.0	(175.0)
OM&G	156.0	106.0
Provincial, state and municipal taxes	3.0	2.0
Depreciation and amortization	7.0	8.0
Income (loss) from equity investments and subsidiaries	17.0	16.0
Other income (expenses), net	23.0	1.0
Interest expense, net	288.0	256.0
Impairment charges	0.0
Income tax expense	2.0	(150.0)
Non-controlling interest in subsidiaries	0.0	0.0
Preferred stock dividends	63.0	50.0
Net income attributable to common shareholders	(39.0)	(412.0)
Capital expenditures	6.0	5.0
Segment Reporting Information, As at December 31
Total assets	2,835.0	2,034.0
Investments subject to significant influence	0.0	0.0
Goodwill	3.0	3.0
Operating | Other | Regulated | Electric Revenue
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0	0.0
Operating | Other | Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0	0.0
Intersegment Eliminations
Segment Reporting Information, For the year ended December 31
Total operating revenues	(36.0)	(28.0)
OM&G	(11.0)	(30.0)
Provincial, state and municipal taxes	0.0	0.0
Depreciation and amortization	0.0	0.0
Income (loss) from equity investments and subsidiaries	0.0	0.0
Other income (expenses), net	17.0	(5.0)
Interest expense, net	0.0	0.0
Impairment charges	0.0
Income tax expense	0.0	0.0
Non-controlling interest in subsidiaries	0.0	0.0
Preferred stock dividends	0.0	0.0
Net income attributable to common shareholders	0.0	0.0
Capital expenditures	0.0	0.0
Segment Reporting Information, As at December 31
Total assets	(1,443.0)	(1,179.0)
Investments subject to significant influence	0.0	0.0
Goodwill	0.0	0.0
Financing costs	13.0	13.0
Intersegment Eliminations | Regulated | Electric Revenue
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	(8.0)	(3.0)
Intersegment Eliminations | Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0	0.0
Eliminations
Segment Reporting Information, For the year ended December 31
Total operating revenues	(36.0)	(28.0)
Eliminations | Florida Electric Utility
Segment Reporting Information, For the year ended December 31
Total operating revenues	7.0	6.0
Eliminations | Canadian Electric Utilities
Segment Reporting Information, For the year ended December 31
Total operating revenues	0.0	0.0
Eliminations | Gas Utilities and Infrastructure
Segment Reporting Information, For the year ended December 31
Total operating revenues	7.0	4.0
Eliminations | Other Electric Utilities
Segment Reporting Information, For the year ended December 31
Total operating revenues	0.0	0.0
Eliminations | Other
Segment Reporting Information, For the year ended December 31
Total operating revenues	$ 22.0	$ 18.0